UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 11, 2011

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		45

FORM 13F Information Table Value Total:	$31,030,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1891    40516 SH       SOLE                    40516
ASML Holding N V ADR           COM              N07059111      949    25673 SH       SOLE                    25673
Altria Group, Inc.             COM              718154107      420    15886 SH       SOLE                    15886
Anadarko Petroleum             COM              032511107     1388    18076 SH       SOLE                    18076
Apple Computing                COM              037833100     1965     5853 SH       SOLE                     5853
Axis Capital                   COM              G0692U109      349    11275 SH       SOLE                    11275
Bio Reference Lab              COM              09057G602     1012    48441 SH       SOLE                    48441
Blue Earth Refineries          COM              G11999102       67    97158 SH       SOLE                    97158
CR Bard                        COM              067383109      797     7259 SH       SOLE                     7259
Catalyst Pharmaceuticals       COM              14888U101       71    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      246    31969 SH       SOLE                    31969
China XD Plastics              COM              16948F107      528   125430 SH       SOLE                   125430
Exxon                          COM              30231G102      219     2695 SH       SOLE                     2695
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103     1105    58610 SH       SOLE                    58610
Helen of Troy Limited          COM              G4388N106      214     6195 SH       SOLE                     6195
IBM                            COM              459200101      879     5125 SH       SOLE                     5125
Intel Corp.                    COM              458140100      998    45045 SH       SOLE                    45045
KHD Humboldt Wedag             COM              D4024H102      300    34728 SH       SOLE                    34728
Mattson Technology             COM              577223100      722   380012 SH       SOLE                   380012
Medco Health Solutions         COM              58405U102      558     9870 SH       SOLE                     9870
Microsoft                      COM              594918104      266    10220 SH       SOLE                    10220
Motor Car Parts                COM              620071100      692    46090 SH       SOLE                    46090
Multiband                      COM              62544X209      489   150585 SH       SOLE                   150585
Mymetics Corp                  COM              62856A102       17   194329 SH       SOLE                   194329
NII Holdings                   COM              62913F201     1302    30714 SH       SOLE                    30714
Nanometrics                    COM              630077105      715    37630 SH       SOLE                    37630
Newmont Mining                 COM              651639106      613    11365 SH       SOLE                    11365
O2 Micro                       COM              67107W100      714   109921 SH       SOLE                   109921
PepsiCo, Inc.                  COM              713448108      460     6534 SH       SOLE                     6534
Philip Morris International    COM              718172109      339     5081 SH       SOLE                     5081
QUALCOMM                       COM              747525103     1160    20418 SH       SOLE                    20418
Rudolph Technologies           COM              781270103     1059    98925 SH       SOLE                    98925
STEC                           COM              784774101      643    37800 SH       SOLE                    37800
Sandridge Energy               COM              80007P307      975    91490 SH       SOLE                    91490
Sigma Design                   COM              826565103      381    49895 SH       SOLE                    49895
Stifel Financial Corp.         COM              860630102      334     9312 SH       SOLE                     9312
Systemax                       COM              871851101      383    25665 SH       SOLE                    25665
Tennant Company                COM              880345103      259     6480 SH       SOLE                     6480
Terra Nova Royalty Corp        COM              88102D103     2266   298921 SH       SOLE                   298921
Valeant Pharmaceuticals        COM              91911K102      916    17623 SH       SOLE                    17623
Veeco Instr                    COM              922417100      737    15220 SH       SOLE                    15220
Walgreens                      COM              931422109      386     9100 SH       SOLE                     9100
Yum Brands, Inc                COM              988498101      388     7023 SH       SOLE                     7023
Zoltek                         COM              98975W104      856    81300 SH       SOLE                    81300